Cover	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2026
Entity File Number	0-50626
Entity Registrant Name	Bio Green Med Solution, Inc.
Entity Central Index Key	0001130166
Entity Tax Identification Number	91-1707622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 10, Tower 11
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	No. 8 Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	(908)
Local Phone Number	955-0526
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BGMS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false